Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Surrozen Inc [Member]
Disclosure of Common Stock
Note 8. Common Stock
The holder of each share of common stock is entitled to one vote in respect of each share of stock held. The holders of common stock are also entitled to receive dividends whenever funds and assets are legally available and when declared by the Board of Directors, subject to the prior rights of holders of Redeemable Convertible Preferred Stock outstanding. No dividends have been declared as of June 30, 2021.
The Company had reserved the following shares of common stock for future issuance as follows:

June 30, 2021
Redeemable convertible preferred stock, as converted
Issued	95,289,932
Unissued	6
Options outstanding	8,429,189
Shares available for future stock option grants	443,500

Total	104,162,627

Note 8. Common Stock
The holder of each share of common stock is entitled to one vote in respect of each share of stock held. The holders of common stock are also entitled to receive dividends whenever funds and assets are legally available and when declared by the Board of Directors, subject to the prior rights of holders of redeemable convertible preferred stock outstanding. No dividends have been declared as of December 31, 2020.
The Company had reserved the following shares of common stock for future issuance as follows:

December 31, 2020
Redeemable convertible preferred stock, as converted
Issued	95,289,932
Unissued	6
Options issued and outstanding	6,093,611
Shares available for future stock option grants	1,499,359

Total	102,882,908